Material Accounting Policies (Details) - Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)
Adjusted [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue	$ 10,067,683	[1]
Cost of sales	4,498,008	[1],[2]
Gross profit	5,569,675
Administrative expenses	1,247,742	[3]
Selling expenses	1,256,289	[4]
Distribution expenses	463,779
Total operating expense	2,967,810
Operating income	2,601,865
Income before income taxes	2,562,495
Current income tax	791,856	[5]
Deferred income tax	22,700	[1],[2],[3],[4]
Net income for the year	1,747,939
Previously Presented [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue	10,039,668	[1]
Cost of sales	4,399,164	[1],[2]
Gross profit	5,640,504
Administrative expenses	1,247,436	[3]
Selling expenses	1,264,581	[4]
Distribution expenses	463,779
Total operating expense	2,975,796
Operating income	2,664,708
Income before income taxes	2,625,338
Current income tax	782,901	[5]
Deferred income tax	41,553	[1],[2],[3],[4]
Net income for the year	1,800,884
Difference [Member]
Condensed Statement of Income Captions [Line Items]
Net revenue	28,015	[1]
Cost of sales	98,844	[1],[2]
Gross profit	(70,829)
Administrative expenses	306	[3]
Selling expenses	(8,292)	[4]
Distribution expenses
Total operating expense	(7,986)
Operating income	(62,843)
Income before income taxes	(62,843)
Current income tax	8,955	[5]
Deferred income tax	(18,853)	[1],[2],[3],[4]
Net income for the year	$ (52,945)

[1]	Cut-off for revenue where control was not transferred to the customer.
[2]	Cost of inventory overstated on the international freight standard cost assumption; offset by overstated accruals liabilities on import expenses.
[3]	Immaterial provisions for labor matters.
[4]	Cost of catalogues that had a non-GAAP treatment as prepaids and were expensed at the same time the revenues were realized; instead of when catalogues were received as IFRS states.
[5]	Accrual for the tax contingency explained in note 28 was not recorded previously.